Secured notes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Secured Debt [Member]	Dec. 31, 2010 Secured Debt [Member]	Dec. 31, 2009 Secured Debt [Member]
Proceeds from Issuance of Secured Debt						$ 18,000,000
Debt Instrument, Interest Rate, Stated Percentage						5.00%
Debt Instrument, Date of First Required Payment			Oct. 15, 2012
Preferred Stock, Shares Issued					50,402,082
Debt Instrument, Convertible, Conversion Price				$ 0.85
Debt Instrument, Convertible, If-converted Value in Excess of Principal				500,000
Interest Expense, Total	$ 10,844,031	$ 6,639,531	$ 4,211,707	$ 1,640,284
Debt Instrument, Maturity Date						Oct. 08, 2016
Stockholders Equity, Reverse Stock Split					1 for 3
Debt Instrument, Frequency of Periodic Payment					6 months
Debt Instrument, Convertible, Threshold Trading Days					30